Fair Values of Financial Instruments and Interest Rate Risk	12 Months Ended
Dec. 31, 2012
Fair Values of Financial Instruments and Interest Rate Risk [Abstract]
Fair Values of Financial Instruments and Interest Rate Risk

Note 18 Fair Values of Financial Instruments and Interest Rate Risk

ASC 825, “Disclosures about Fair Value of Financial Instruments,” requires disclosure of the fair value of financial assets and financial liabilities, including those that are not measured and reported at fair value on a recurring basis or non-recurring basis.

The fair value estimates presented at December 31, 2012 and December 31, 2011, are based on relevant market information and information about the financial instruments. Fair value estimates are intended to represent the price an asset could be sold at or the price a liability could be settled for. However, given there is no active market or observable market transactions for many of the Company’s financial instruments, the Company has made estimates of many of these fair values which are subjective in nature, involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimated values. The estimated fair values disclosed in the following table do not represent market values of all assets and liabilities of the Company and should not be interpreted to represent the underlying value of the Company. The following table reflects a comparison of carrying amounts and the estimated fair value of the financial instruments as of December 31, 2012 and December 31, 2011:

December 31, 2012

	Carrying Value	Estimated Fair Value	Level 1	Level 2	Level 3
	(dollars in thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$81,728	$81,728	$81,728	$—	$—
Securities available for sale	91,638	91,638	19,576	72,062	—
Loans held for investment, net	322,382	331,386	—	—	331,386
Loans held for sale	5,373	5,373	—	5,373	—
Restricted stock	2,265	2,265	2,265	—	—
Bank-owned life insurance	6,394	6,394	—	—	6,394
Mortgage servicing rights	2,394	2,394	—	—	2,394
Accrued interest receivable	1,753	1,753	—	—	1,753

FINANCIAL LIABILITIES
Deposits	$457,612	$446,669	$—	$—	$446,669
Short-term borrowings	18,690	18,690	—	18,690	—
Long-term borrowings	1,546	1,702	—	1,702	—
Junior subordinated debt	11,127	11,268	—	—	11,268
Accrued interest payable	270	270	—	—	270

December 31, 2011

	Carrying Value	Estimated Fair Value
	(dollars in thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$28,687	$28,687
Securities available for sale	88,661	88,661
Loans held for investment, net	359,860	374,636
Loans held for sale	1,958	1,958
Restricted stock	3,289	3,289
Bank-owned life insurance	6,171	6,171
Mortgage servicing rights	2,128	2,494
Accrued interest receivable	2,084	2,084

FINANCIAL LIABILITIES
Deposits	$431,338	$430,641
Short-term borrowings	20,791	20,791
Long-term borrowings	14,106	14,611
Junior subordinated debt	11,127	11,283
Accrued interest payable	301	301

The following methods and assumptions were used by the Company in estimating the fair value of financial instruments:

•	Cash and cash equivalents - The carrying amount of cash and cash equivalents approximate their fair values due to the short period of time until their expected realization and are recorded in Level 1.

•	Securities available for sale - Securities available for sale are carried at fair value based on quoted and observable market prices and are recorded in Levels 1 and 2. Also see discussion in note 9.

•

Loans - The fair value of loans is estimated based on discounted expected cash flows using the current interest rates at which similar loans would be made and carried in level 3. Loans held for sale, which represent current mortgage production forward sales not yet delivered, are valued based on secondary market prices. The fair value of loans does not consider the lack of liquidity and uncertainty in the market that would affect the valuation. Loans held for sale are recorded in Level 2.

•

Restricted stock - It is not practicable to determine fair value of restricted stock which is comprised of Federal Home Loan Bank and Federal Reserve Bank stock due to restrictions placed on its transferability and it is presented at its carrying value and is recorded in Level 1 due to the redemption provisions of the Federal Home Loan Bank and the Federal Reserve Bank.

•	Bank-owned life insurance - The carrying amount of bank-owned life insurance is the current cash surrender value and is recorded in level 3.

•	Mortgage serving rights - Fair value is determined based upon discounted cash flows using market-based assumptions and is recorded in Level 3.

•	Accrued interest receivable and payable - Both accrued interest receivable and payable are recorded in Level 3, as there are not active markets for these.

•

Deposits - The fair value of deposits is estimated based on discounted cash flow analyses using offered market rates and is recorded in Level 3. The fair value of deposits does not consider any customer related intangibles.

•

Borrowings - The fair value disclosed for short-term borrowings, which are composed of overnight borrowings and debt due within one year approximate the carrying value for such debt and is recorded in Level 2. The estimated fair value for long-term borrowings are estimated based on discounted cash flow analyses using offered market rates. Total borrowings are carried in Level 2. Junior subordinated debt is fair valued based on discounted cash flow analyses and is recorded in Level 3.

At December 31, 2012, the subsidiary banks had outstanding standby letters of credit and commitments to extend credit. These off-balance sheet financial instruments are generally exercisable at the market rate prevailing at the date the underlying transaction will be completed; therefore, they were deemed to have no current fair value. See Note 13.

The following table provides fair value information for assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011:

	December 31, 2012
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3

Securities available for sale:
US Treasury	$19,576	$19,576	$—	$—
US Gov’t	22,174	—	22,174	—
Mortgage-backed securities and CMO’s	41,022	—	41,022	—
State and political subdivisions	8,866	—	8,866	—

Total assets at fair value	$91,638	$19,576	$72,062	$—

Total liabilities at fair value	$—	$—	$—	$—

	December 31, 2011
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3

Securities available for sale:
US Treasury	$33,532	$33,532	$—	$—
US Gov’t	19,997	—	19,997	—
Mortgage-backed securities and CMO’s	24,263	—	24,263	—
State and political subdivisions	10,869	—	10,869	—

Total assets at fair value	$88,661	$33,532	$55,129	$—

Total liabilities at fair value	$—	$—	$—	$—

Prices for US Treasury are readily available in the active markets in which those securities are traded, and the resulting fair values are shown in the ‘Level 1 input’ column. Prices for mortgage-backed securities, government agency securities and for state, county and municipal securities are obtained for similar securities, and the resulting fair values are shown in the ‘Level 2 input’ column. Prices for non-marketable investments are determined based on various assumptions that are not observable. The fair values for these investment securities are shown in the ‘Level 3 input’ column. Non-marketable investment securities, which are carried at their purchase price, include those that may only be redeemed by the issuer.

The Company may be required, from time to time, to measure certain assets at fair value on a nonrecurring basis in accordance with U.S. generally accepted accounting principles. These include assets that are measured at the lower of cost or market that were recognized at fair value below cost at the end of the period. Assets measured at fair value on a nonrecurring basis are included in the table below as of December 31, 2012 and December 31, 2011:

	December 31, 2012
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3

Impaired loans	$8,640	$—	$—	$8,640
Loans held for sale	5,373	—	5,373	—
Other real estate owned	5,596	—	—	5,596

Total assets at fair value	$19,609	$—	$5,373	$14,236

Total liabilities at fair value	$—	$—	$—	$—

	December 31, 2011
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3

Impaired loans	$7,074	$—	$—	$7,074
Loans held for sale	1,958	—	1,958	—
Other real estate owned	1,464	—	—	1,464

Total assets at fair value	$10,496	$—	$1,958	$8,538

Total liabilities at fair value	$—	$—	$—	$—

Quantitative Information about Level 3 Fair Value Measurements

	Valuation Technique	Unobservable Input	General Range
Nonrecurring measurements:
OREO	Discounted appraisals	Collateral discounts and Estimated costs to sell	0 – 10%

Impaired loans	Discounted appraisals	Collateral discounts	0 – 30%

ASC 825 allows an entity to elect to measure certain financial assets and liabilities at fair value with changes in fair value recognized in the income statement each period. The statement also requires additional disclosures to identify the effects of an entity’s fair value election on its earnings. Upon the adoption of ASC 825, the Company did not elect to report any assets and liabilities at fair value.

Interest Rate Risk

The Company assumes interest rate risk (the risk that general interest rate levels will change) in the course of its normal operations. As a result, fair values of the Company’s financial instruments will change when interest rate levels change and that change may be either favorable or unfavorable to the Company. Management attempts to match maturities of assets and liabilities to the extent believed necessary to minimize interest rate risk. However, borrowers with fixed rate obligations are more likely to prepay in a falling rate environment and less likely to prepay in a rising rate environment. Conversely, depositors who are receiving fixed rates are more likely to withdraw funds before maturity in a rising rate environment and less likely to do so in a falling rate environment. Management monitors rates and maturities of assets and liabilities and attempts to minimize interest rate risk by adjusting terms of new loans and deposits and by investing in securities with terms that mitigate the Company’s overall interest rate risk.